Quarterly Holdings Report
for

Fidelity® Intermediate Bond Fund

May 31, 2021

IBF-QTLY-0721
1.804838.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.6%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 1.65% 2/1/28	$6,534	$6,445
NTT Finance Corp.:
1.162% 4/3/26 (a)	7,525	7,501
1.591% 4/3/28 (a)	10,400	10,270
Verizon Communications, Inc.:
1.45% 3/20/26	2,507	2,531
2.1% 3/22/28	2,837	2,874
		29,621
Entertainment - 0.1%
The Walt Disney Co. 3% 9/15/22	2,241	2,321
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	6,000	6,235
4.908% 7/23/25	4,820	5,481
Comcast Corp.:
3.1% 4/1/25	281	305
3.95% 10/15/25	3,064	3,440
Discovery Communications LLC 3.625% 5/15/30	1,652	1,765
		17,226
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	8,500	8,651
3.5% 4/15/25	4,200	4,558
		13,209

TOTAL COMMUNICATION SERVICES		62,377

CONSUMER DISCRETIONARY - 2.5%
Automobiles - 1.3%
General Motors Financial Co., Inc.:
1.05% 3/8/24	2,011	2,024
1.25% 1/8/26	6,329	6,281
3.25% 1/5/23	5,500	5,722
4.15% 6/19/23	6,023	6,432
4.35% 4/9/25	6,000	6,676
5.2% 3/20/23	2,874	3,107
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (a)	12,290	12,284
2.9% 5/13/22 (a)	2,713	2,778
3.125% 5/12/23 (a)	2,363	2,486
		47,790
Household Durables - 0.1%
Toll Brothers Finance Corp. 4.875% 11/15/25	4,400	4,941
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	2,358	2,429
Multiline Retail - 0.4%
Dollar Tree, Inc. 4% 5/15/25	12,200	13,518
Specialty Retail - 0.6%
AutoZone, Inc.:
3.625% 4/15/25	541	592
3.7% 4/15/22	3,290	3,360
O'Reilly Automotive, Inc. 4.2% 4/1/30	560	638
Ross Stores, Inc. 0.875% 4/15/26	8,093	7,935
The Home Depot, Inc. 2.5% 4/15/27	357	381
TJX Companies, Inc.:
3.5% 4/15/25	1,726	1,890
3.75% 4/15/27	6,930	7,772
		22,568

TOTAL CONSUMER DISCRETIONARY		91,246

CONSUMER STAPLES - 2.2%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	6,900	7,554
4.15% 1/23/25	2,876	3,212
Molson Coors Beverage Co.:
3% 7/15/26	5,500	5,894
3.5% 5/1/22	4,144	4,265
		20,925
Food & Staples Retailing - 0.2%
7-Eleven, Inc.:
0.95% 2/10/26 (a)	2,312	2,269
1.3% 2/10/28 (a)	2,890	2,789
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	2,725	2,802
		7,860
Food Products - 0.5%
Cargill, Inc. 3.25% 11/15/21 (a)	4,000	4,055
General Mills, Inc. 3.7% 10/17/23	5,017	5,398
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	9,400	10,281
		19,734
Tobacco - 0.9%
Altria Group, Inc.:
2.35% 5/6/25	1,004	1,051
4.8% 2/14/29	1,885	2,158
BAT Capital Corp.:
3.222% 8/15/24	3,000	3,194
4.7% 4/2/27	6,324	7,122
BAT International Finance PLC 1.668% 3/25/26	7,400	7,385
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	8,300	8,756
3.75% 7/21/22 (a)	4,789	4,927
		34,593

TOTAL CONSUMER STAPLES		83,112

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Canadian Natural Resources Ltd.:
3.45% 11/15/21	7,072	7,118
3.9% 2/1/25	3,400	3,700
Cenovus Energy, Inc. 3.8% 9/15/23	12,417	13,115
DCP Midstream Operating LP 3.875% 3/15/23	3,530	3,664
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,314
Energy Transfer LP:
2.9% 5/15/25	6,000	6,319
3.6% 2/1/23	3,281	3,413
4.2% 9/15/23	1,661	1,780
4.5% 4/15/24	5,636	6,176
5.875% 1/15/24	6,034	6,713
Enterprise Products Operating LP 4.05% 2/15/22	4,350	4,465
Equinor ASA 1.75% 1/22/26	1,103	1,139
Hess Corp. 4.3% 4/1/27	3,500	3,896
Kinder Morgan Energy Partners LP 3.5% 9/1/23	3,022	3,201
Marathon Petroleum Corp. 4.5% 5/1/23	5,600	5,996
MPLX LP:
1.75% 3/1/26	3,400	3,445
3.375% 3/15/23	5,069	5,315
4% 2/15/25	500	549
4.5% 7/15/23	990	1,061
Occidental Petroleum Corp.:
2.9% 8/15/24	6,142	6,127
3.5% 8/15/29	907	850
Ovintiv Exploration, Inc. 5.625% 7/1/24	1,986	2,209
Petroleos Mexicanos 6.49% 1/23/27	7,000	7,474
Phillips 66 Co. 0.9% 2/15/24	6,300	6,313
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	5,156	5,271
3.85% 10/15/23	2,649	2,804
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	3,077
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	1,045
4.3% 3/4/24	2,490	2,723
4.55% 6/24/24	2,547	2,818
Western Gas Partners LP:
3 month U.S. LIBOR + 2.100% 2.2875% 1/13/23 (b)(c)	2,073	2,068
4.35% 2/1/25	3,339	3,481
		131,639
FINANCIALS - 18.7%
Banks - 9.9%
Bank of America Corp.:
1.319% 6/19/26 (b)	5,700	5,742
2.592% 4/29/31 (b)	7,000	7,126
3.004% 12/20/23 (b)	6,528	6,792
3.864% 7/23/24 (b)	5,000	5,353
3.974% 2/7/30 (b)	6,800	7,626
4.2% 8/26/24	8,640	9,552
4.25% 10/22/26	3,412	3,887
4.45% 3/3/26	3,485	3,974
Bank of Montreal 1.85% 5/1/25	7,000	7,262
Bank of Nova Scotia 4.5% 12/16/25	6,400	7,288
Barclays PLC:
1.007% 12/10/24 (b)	3,941	3,963
2.852% 5/7/26 (b)	6,852	7,261
3.932% 5/7/25 (b)	9,030	9,795
BNP Paribas SA:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (a)(b)(c)	5,577	5,520
2.219% 6/9/26 (a)(b)	3,479	3,599
Capital One Bank NA 2.28% 1/28/26 (b)	5,690	5,910
CIT Group, Inc.:
3.929% 6/19/24 (b)	755	800
4.75% 2/16/24	5,000	5,441
5% 8/1/23	13,540	14,708
Citigroup, Inc.:
2.75% 4/25/22	4,500	4,592
3.106% 4/8/26 (b)	6,600	7,083
4.6% 3/9/26	4,328	4,966
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,325
Commonwealth Bank of Australia 2.688% 3/11/31 (a)	8,832	8,670
Danske Bank A/S 3.875% 9/12/23 (a)	3,000	3,203
DNB Bank ASA 1.535% 5/25/27 (a)(b)	4,294	4,311
HSBC Holdings PLC:
1.645% 4/18/26 (b)	12,503	12,707
3.262% 3/13/23 (b)	4,790	4,900
ING Groep NV 1.726% 4/1/27 (b)	3,626	3,672
Intesa Sanpaolo SpA:
3.375% 1/12/23 (a)	4,600	4,798
5.71% 1/15/26 (a)	2,128	2,408
Japan Bank International Cooperation 1.5% 7/21/21	5,952	5,963
JPMorgan Chase & Co.:
1.045% 11/19/26 (b)	5,840	5,788
2.069% 6/1/29 (b)	7,500	7,511
2.083% 4/22/26 (b)	7,100	7,376
2.956% 5/13/31 (b)	2,045	2,122
3.207% 4/1/23 (b)	5,000	5,121
3.514% 6/18/22 (b)	9,500	9,514
3.797% 7/23/24 (b)	4,840	5,176
3.875% 9/10/24	5,168	5,664
4.125% 12/15/26	5,070	5,753
4.5% 1/24/22	4,210	4,327
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	1,604	1,619
2.438% 2/5/26 (b)	2,666	2,794
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	5,800	5,880
2.193% 2/25/25	7,140	7,457
3.455% 3/2/23	6,000	6,321
Regions Financial Corp. 2.25% 5/18/25	3,093	3,233
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	4,143	4,279
3.073% 5/22/28 (b)	3,500	3,688
4.519% 6/25/24 (b)	6,878	7,414
5.125% 5/28/24	10,130	11,339
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	5,000	5,087
Societe Generale:
1.488% 12/14/26 (a)(b)	5,547	5,517
2.625% 10/16/24 (a)	1,265	1,330
SVB Financial Group:
2.1% 5/15/28	9,444	9,489
3.125% 6/5/30	2,952	3,091
Synovus Bank 2.289% 2/10/23 (b)	1,645	1,659
Synovus Financial Corp. 3.125% 11/1/22	6,476	6,677
Wells Fargo & Co.:
2.164% 2/11/26 (b)	8,510	8,873
2.188% 4/30/26 (b)	4,200	4,379
3.75% 1/24/24	5,350	5,784
4.3% 7/22/27	9,780	11,181
Westpac Banking Corp. 4.11% 7/24/34 (b)	1,798	1,953
		367,593
Capital Markets - 3.2%
Ares Capital Corp. 3.25% 7/15/25	9,000	9,492
Credit Suisse AG 2.8% 4/8/22	2,774	2,836
Credit Suisse Group AG:
1.305% 2/2/27 (a)(b)	6,490	6,355
2.593% 9/11/25 (a)(b)	5,000	5,227
4.207% 6/12/24 (a)(b)	13,500	14,428
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,698	2,700
1.447% 4/1/25 (b)	5,904	5,960
2.129% 11/24/26 (b)	9,820	9,987
2.222% 9/18/24 (b)	4,221	4,341
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (b)	5,800	5,812
3.2% 2/23/23	10,500	10,992
Moody's Corp. 3.75% 3/24/25	3,976	4,367
Morgan Stanley:
2.188% 4/28/26 (b)	5,500	5,752
3.125% 1/23/23	5,609	5,868
3.737% 4/24/24 (b)	5,698	6,051
3.875% 1/27/26	4,600	5,152
4.875% 11/1/22	3,010	3,196
State Street Corp.:
2.825% 3/30/23 (b)	322	329
2.901% 3/30/26 (b)	303	325
UBS AG London Branch 1.75% 4/21/22 (a)	5,600	5,671
UBS Group AG 1.008% 7/30/24 (a)(b)	4,158	4,195
		119,036
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	5,334	5,253
3.3% 1/23/23	5,800	6,022
3.5% 5/26/22	1,109	1,138
4.125% 7/3/23	7,092	7,519
6.5% 7/15/25	1,668	1,954
Ally Financial, Inc.:
1.45% 10/2/23	977	992
3.05% 6/5/23	4,300	4,496
4.625% 3/30/25	3,000	3,376
5.125% 9/30/24	9,801	11,092
Capital One Financial Corp.:
2.6% 5/11/23	3,538	3,683
3.2% 1/30/23	6,000	6,270
3.2% 2/5/25	3,500	3,777
3.9% 1/29/24	4,480	4,855
Discover Financial Services:
3.85% 11/21/22	196	206
4.5% 1/30/26	2,428	2,754
5.2% 4/27/22	5,287	5,512
Ford Motor Credit Co. LLC:
3.339% 3/28/22	2,657	2,694
4.14% 2/15/23	6,500	6,753
4.25% 9/20/22	4,080	4,210
Synchrony Financial:
2.85% 7/25/22	726	743
3.75% 8/15/21	4,450	4,455
4.25% 8/15/24	5,000	5,479
4.375% 3/19/24	6,708	7,352
		100,585
Diversified Financial Services - 0.7%
AIG Global Funding 0.8% 7/7/23 (a)	1,989	2,010
Athene Global Funding 0.95% 1/8/24 (a)	6,757	6,789
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	3,188
4.125% 6/15/26	1,347	1,506
Equitable Holdings, Inc. 4.35% 4/20/28	10,800	12,258
		25,751
Insurance - 2.2%
AFLAC, Inc. 3.6% 4/1/30	1,122	1,246
AIA Group Ltd.:
3.375% 4/7/30 (a)	3,479	3,741
3.9% 4/6/28 (a)	8,500	9,374
American International Group, Inc.:
2.5% 6/30/25	5,600	5,921
4.2% 4/1/28	7,000	7,970
4.875% 6/1/22	6,517	6,815
Aon PLC 3.875% 12/15/25	6,215	6,932
Empower Finance 2020 LP 1.357% 9/17/27 (a)	4,273	4,226
Five Corners Funding Trust II 2.85% 5/15/30 (a)	4,523	4,695
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,410	5,410
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	2,420	2,641
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,504	4,637
Principal Financial Group, Inc. 3.7% 5/15/29	2,684	2,975
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	5,337
Unum Group 4% 3/15/24	3,330	3,609
Willis Group North America, Inc. 4.5% 9/15/28	5,500	6,332
		81,861

TOTAL FINANCIALS		694,826

HEALTH CARE - 1.5%
Biotechnology - 0.2%
AbbVie, Inc. 2.3% 11/21/22	6,860	7,058
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp. 2.75% 9/23/26 (a)	4,099	4,347
Health Care Providers & Services - 0.6%
Anthem, Inc. 3.35% 12/1/24	4,000	4,347
Cigna Corp.:
3.75% 7/15/23	2,775	2,964
4.375% 10/15/28	10,724	12,373
UnitedHealth Group, Inc. 2.75% 2/15/23	684	709
		20,393
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co. 2.9% 7/26/24	6,730	7,215
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	501	504
5.272% 8/28/23 (b)	641	693
Mylan NV 4.55% 4/15/28	9,726	11,111
Viatris, Inc.:
1.65% 6/22/25 (a)	443	450
2.7% 6/22/30 (a)	3,449	3,439
		23,412

TOTAL HEALTH CARE		55,210

INDUSTRIALS - 2.9%
Aerospace & Defense - 1.0%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	2,162	2,370
BAE Systems PLC 3.4% 4/15/30 (a)	12,082	12,947
The Boeing Co.:
1.167% 2/4/23	5,757	5,784
2.7% 2/1/27	5,000	5,178
5.04% 5/1/27	4,200	4,842
5.15% 5/1/30	4,200	4,916
		36,037
Airlines - 0.6%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	5,243	4,996
Delta Air Lines, Inc.:
2.9% 10/28/24	5,500	5,576
3.8% 4/19/23	2,800	2,897
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	3,778	3,712
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	4,130	4,201
		21,382
Building Products - 0.2%
Carrier Global Corp. 2.493% 2/15/27	6,761	7,101
Industrial Conglomerates - 0.2%
General Electric Co. 3.45% 5/1/27	669	737
Roper Technologies, Inc. 2% 6/30/30	5,730	5,542
		6,279
Machinery - 0.1%
Otis Worldwide Corp. 2.056% 4/5/25	5,190	5,387
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
0.7% 2/15/24	2,749	2,738
2.625% 7/1/22	3,000	3,063
3.375% 6/1/21	4,710	4,710
4.25% 2/1/24	2,956	3,211
		13,722
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	7,120	7,331
3.25% 2/15/27 (a)	2,791	2,864
3.625% 5/1/22 (a)	787	806
3.95% 7/1/24 (a)	3,046	3,243
4.375% 5/1/26 (a)	1,023	1,103
5.5% 1/15/26 (a)	1,836	2,063
		17,410

TOTAL INDUSTRIALS		107,318

INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.2% 4/1/24	1,056	1,125
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	3,000	3,265
		4,390
IT Services - 0.2%
The Western Union Co.:
2.85% 1/10/25	1,255	1,330
4.25% 6/9/23	5,500	5,878
		7,208
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc. 1.95% 2/15/28 (a)	5,000	4,955
Micron Technology, Inc.:
2.497% 4/24/23	3,351	3,473
4.185% 2/15/27	6,550	7,395
		15,823
Software - 0.1%
Oracle Corp. 1.65% 3/25/26	3,122	3,163

TOTAL INFORMATION TECHNOLOGY		30,584

MATERIALS - 0.8%
Chemicals - 0.6%
International Flavors & Fragrances, Inc.:
1.23% 10/1/25 (a)	1,000	997
1.832% 10/15/27 (a)	5,000	4,970
LYB International Finance II BV 3.5% 3/2/27	3,160	3,451
LYB International Finance III LLC 1.25% 10/1/25	4,910	4,926
The Mosaic Co.:
3.25% 11/15/22	1,917	1,989
4.25% 11/15/23	5,095	5,494
		21,827
Construction Materials - 0.2%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	8,500	9,516

TOTAL MATERIALS		31,343

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Boston Properties, Inc.:
3.2% 1/15/25	3,000	3,219
3.85% 2/1/23	3,900	4,085
Corporate Office Properties LP 5% 7/1/25	1,529	1,729
Duke Realty LP 3.625% 4/15/23	1,976	2,070
Federal Realty Investment Trust 3.95% 1/15/24	7,000	7,565
Hudson Pacific Properties LP 4.65% 4/1/29	6,361	7,227
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,292
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	629	673
4.5% 1/15/25	1,111	1,215
4.5% 4/1/27	5,298	5,879
4.95% 4/1/24	1,104	1,204
5.25% 1/15/26	3,160	3,609
Retail Properties America, Inc. 4% 3/15/25	2,399	2,559
SITE Centers Corp.:
3.625% 2/1/25	1,358	1,427
4.25% 2/1/26	2,246	2,432
Spirit Realty LP 2.1% 3/15/28	4,730	4,670
Ventas Realty LP:
2.65% 1/15/25	3,986	4,197
3% 1/15/30	2,083	2,155
3.125% 6/15/23	885	924
3.5% 4/15/24	2,379	2,554
4% 3/1/28	1,168	1,302
Vornado Realty LP 2.15% 6/1/26	936	944
Welltower, Inc. 3.625% 3/15/24	2,553	2,752
WP Carey, Inc.:
3.85% 7/15/29	633	692
4.6% 4/1/24	5,173	5,677
		72,052
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,400	4,606
4.1% 10/1/24	377	410
Mack-Cali Realty LP 4.5% 4/18/22	1,234	1,265
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,802
		9,083

TOTAL REAL ESTATE		81,135

UTILITIES - 2.8%
Electric Utilities - 1.4%
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	6,000	6,294
Duke Energy Corp. 1.8% 9/1/21	1,793	1,797
Edison International 2.95% 3/15/23	1,206	1,248
Eversource Energy 2.8% 5/1/23	4,679	4,858
FirstEnergy Corp.:
1.6% 1/15/26	578	561
2.05% 3/1/25	3,242	3,266
Florida Power & Light Co. 2.85% 4/1/25	1,499	1,611
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,226	1,324
ITC Holdings Corp. 2.7% 11/15/22	3,739	3,851
NextEra Energy Capital Holdings, Inc. 2.75% 5/1/25	3,900	4,152
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,390
Southern Co. 2.35% 7/1/21	7,954	7,954
Vistra Operations Co. LLC 5% 7/31/27 (a)	9,250	9,447
Wisconsin Electric Power Co. 2.95% 9/15/21	768	768
		51,521
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 3% 11/15/29	5,500	5,766
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 2.7% 6/15/21	806	807
The AES Corp.:
3.3% 7/15/25 (a)	6,074	6,480
3.95% 7/15/30 (a)	6,551	7,073
		14,360
Multi-Utilities - 0.9%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	6,000	6,542
3.7% 7/15/30	467	523
4.05% 4/15/25	5,500	6,129
Dominion Energy, Inc. 2.715% 8/15/21	4,237	4,258
NiSource, Inc.:
0.95% 8/15/25	2,404	2,391
2.95% 9/1/29	4,000	4,188
Puget Energy, Inc. 3.65% 5/15/25	3,000	3,239
Sempra Energy 2.875% 10/1/22	1,677	1,720
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2684% 5/15/67 (b)(c)	3,383	3,138
		32,128

TOTAL UTILITIES		103,775

TOTAL NONCONVERTIBLE BONDS
(Cost $1,411,688)		1,472,565

U.S. Government and Government Agency Obligations - 41.0%
U.S. Treasury Inflation-Protected Obligations - 1.6%
U.S. Treasury Inflation-Indexed Notes 0.25% 7/15/29	51,600	59,656
U.S. Treasury Obligations - 39.4%
U.S. Treasury Notes:
0.125% 8/15/23	$87,795	$87,698
0.25% 7/31/25	356,723	351,477
0.75% 3/31/26	56,806	56,743
1.125% 2/15/31 (d)	84,232	80,639
1.25% 4/30/28	97,914	97,883
1.25% 5/31/28	85,380	85,327
1.5% 1/31/27	41,127	42,328
1.625% 9/30/26	41,816	43,410
1.625% 5/15/31	114,821	115,036
2.125% 5/15/25 (e)	193,583	205,493
2.375% 8/15/24	113,679	120,974
3.125% 11/15/28	158,561	178,715

TOTAL U.S. TREASURY OBLIGATIONS		1,465,723

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,505,327)		1,525,379

U.S. Government Agency - Mortgage Securities - 1.5%
Fannie Mae - 1.4%
2.5% 10/1/31 to 1/1/33	6,257	6,562
3% 9/1/32 to 6/1/33	29,015	30,655
3.5% 9/1/34 to 10/1/34	8,570	9,212
4.5% 3/1/39 to 8/1/39	2,089	2,285
5.5% 11/1/34 to 6/1/36	1,680	1,932
6.5% 7/1/32 to 8/1/36	1,040	1,213
7% 8/1/25 to 2/1/32	5	5
7.5% 11/1/22 to 8/1/29	28	32

TOTAL FANNIE MAE		51,896

Freddie Mac - 0.1%
5.5% 3/1/34 to 7/1/35	2,805	3,228
7.5% 7/1/27 to 1/1/33	9	10

TOTAL FREDDIE MAC		3,238

Ginnie Mae - 0.0%
7% to 7% 1/15/28 to 11/15/32	865	1,003
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $53,996)		56,137

Asset-Backed Securities - 6.1%
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (a)	$1,751	$1,757
Series 2019-2 Class A, 3.376% 10/16/39 (a)	2,673	2,678
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	1,070	1,072
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2659% 1/15/32 (a)(b)(c)	8,700	8,701
Ajax Mortgage Loan Trust:
Series 2021-B Class A, 2.239% 6/25/66 (a)(b)	3,757	3,755
Series 2021-C Class A, 2.115% 1/25/61 (a)	735	735
American Express Credit Account Master Trust Series 2019-3 Class A, 2% 4/15/25	13,000	13,309
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (a)	1,289	1,291
Bank of America Credit Card Master Trust Series 2020-A1 Class A1, 0.34% 5/15/26	8,767	8,757
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.2166% 2/25/35 (b)(c)	676	668
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/39 (a)	2,564	2,570
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (a)	4,257	4,348
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.1% 7/15/33 (a)(b)(c)(f)	9,727	9,728
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.1514% 7/27/30 (a)(b)(c)	9,724	9,722
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	526	531
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	677	679
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (a)	2,213	2,236
Series 2020-2 Class A3, 0.57% 10/23/23 (a)	3,587	3,604
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	1,976	1,992
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (a)	7,617	7,987
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2226% 4/15/31 (a)(b)(c)	8,325	8,326
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(b)	2,004	2,005
GM Financial Automobile Leasing Trust Series 2019-2 Class A3, 2.67% 3/21/22	123	124
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (a)	2,767	2,783
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	1,317	1,322
John Deere Owner Trust Series 2019-B Class A4, 2.32% 5/15/26	3,098	3,201
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	2,336	2,395
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1879% 1/22/31 (a)(b)(c)	6,784	6,779
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	430	432
Series 2020-1A Class A, 2.24% 3/15/30 (a)	280	280
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	872	899
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	4,211	4,327
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 5.3416% 8/25/34 (b)(c)	186	176
Mortgage Repurchase Agreement Financing Trust:
Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0951% 8/10/23 (a)(b)(c)	5,425	5,477
Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.5951% 3/10/22 (a)(b)(c)	7,331	7,332
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	3,231	3,228
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 0% 5/20/29 (a)(b)(c)	9,029	9,031
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3366% 1/25/36 (b)(c)	501	503
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	516	518
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	5,435	5,427
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	2,861	3,020
1.631% 11/15/26 (a)	15,000	15,092
1.884% 7/15/50 (a)	1,073	1,093
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	1,115	1,123
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.1159% 11/18/30 (a)(b)(c)	9,061	9,059
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (b)(c)	145	135
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (a)	2,161	2,185
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	3,111	3,094
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7543% 4/6/42 (a)(b)(c)	1,745	1,177
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (a)	367	368
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	2,293	2,299
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (a)	8,117	8,121
Series 2021-NPL3 Class A1, 1.991% 5/25/51 (a)(b)	10,424	10,424
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27	9,197	9,208
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 0.95% 4/17/30 (a)(b)(c)	9,100	9,101
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	271	273
TOTAL ASSET-BACKED SECURITIES
(Cost $224,013)		226,457

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 1.0%
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (a)	4,080	4,162
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	2,405	2,404
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (a)	1,629	1,630
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	1,231	1,249
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	6,036	6,163
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3451% 1/23/23 (a)(b)(c)	1,362	1,369
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4451% 4/23/23 (a)(b)(c)	6,470	6,488
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	2,224	2,330
Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	1,773	1,881
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (a)	3,824	3,820
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	63	63
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (a)	5,097	5,111
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (b)(c)	3	3

TOTAL PRIVATE SPONSOR		36,673

U.S. Government Agency - 0.1%
Fannie Mae Series 2013-16 Class GP, 3% 3/25/33	3,438	3,590
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	482	530

TOTAL U.S. GOVERNMENT AGENCY		4,120

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $40,556)		40,793

Commercial Mortgage Securities - 9.6%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,776	1,846
BANK Series 2021-BN33 Class XA, 1.1766% 5/15/64 (b)(g)	19,037	1,571
Benchmark Mortgage Trust:
Series 2018-B7 Class A2, 4.377% 5/15/53	3,245	3,478
Series 2019-B12 Class XA, 1.0644% 8/15/52 (b)(g)	25,465	1,595
Series 2019-B14 Class XA, 0.7858% 12/15/62 (b)(g)	24,943	1,182
Series 2020-B17 Class XA, 1.4192% 3/15/53 (b)(g)	49,121	4,304
Series 2020-B19 Class XA, 1.7775% 9/15/53 (b)(g)	32,554	3,639
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.151% 11/15/28 (a)(b)(c)	770	781
BX Commercial Mortgage Trust:
floater Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7623% 5/15/38 (a)(b)(c)	3,600	3,597
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.901% 12/15/36 (a)(b)(c)	3,030	3,034
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.101% 11/15/32 (a)(b)(c)	2,176	2,180
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.001% 11/15/35 (a)(b)(c)	3,690	3,691
floater sequential payer Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.8009% 1/15/34 (a)(b)(c)	1,592	1,592
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.021% 10/15/36 (a)(b)(c)	4,637	4,642
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	1,500	1,620
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (a)	6,694	6,825
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	4,811	4,857
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0509% 11/15/36 (a)(b)(c)	1,328	1,328
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.221% 6/15/34 (a)(b)(c)	4,231	4,232
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	5,119	5,264
Series 2014-GC23 Class A3, 3.356% 7/10/47	2,984	3,196
Series 2016-GC37 Class AAB, 3.098% 4/10/49	983	1,035
Series 2017-P7 Class A2, 3.212% 4/14/50	3,400	3,434
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,507	1,535
Series 2012-LC4 Class A4, 3.288% 12/10/44	4,634	4,668
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	1,527	1,590
Series 2013-CR13 Class AM, 4.449% 11/10/46	7,664	8,281
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,535	2,569
Credit Suisse Mortgage Trust:
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	874	903
Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,869	1,946
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	3,666	3,885
Series 2015-C3 Class A4, 3.7182% 8/15/48	3,127	3,435
Freddie Mac:
sequential payer:
Series 2013-K026 Class A2, 2.51% 11/25/22	8,603	8,854
Series 2017-K066 Class A2, 3.117% 6/25/27	8,333	9,247
Series 2017-K067 Class A2, 3.194% 7/25/27	5,780	6,447
Series K057 Class A2, 2.57% 7/25/26	5,509	5,930
Series K058 Class A2, 2.653% 8/25/26	8,556	9,255
Series K061 Class A2, 3.347% 11/25/26	6,618	7,394
Series K065 Class A2, 3.243% 4/25/27	6,566	7,327
Series K064 Class A2, 3.224% 3/25/27	8,360	9,309
Series K068 Class A2, 3.244% 8/25/27	6,357	7,113
Series K734 Class A2, 3.208% 2/25/26	5,541	6,076
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	9,570	9,712
Class A3, 3.482% 1/10/45	2,428	2,442
Series 2016-GC34 Class AAB, 3.278% 10/10/48	1,198	1,262
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	8,245	8,243
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,640	4,773
Series 2013-GC13 Class A/S, 4.084% 7/10/46 (a)(b)	13,365	14,202
Series 2013-GC16 Class A/S, 4.649% 11/10/46	13,383	14,461
Series 2015-GC30 Class A/S, 3.777% 5/10/50	653	704
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C22 Class A4, 3.8012% 9/15/47	4,345	4,719
Series 2015-C29 Class A4, 3.6108% 5/15/48	15,686	17,142
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	8,844	9,067
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.101% 9/15/29 (a)(b)(c)	2,510	2,514
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46	2,059	2,141
Series 2013-C10 Class A5, 3.1425% 12/15/47	2,434	2,523
Series 2013-C16 Class A/S, 4.5169% 12/15/46	4,102	4,418
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,021	1,061
Series 2018-AON Class D, 4.6132% 7/5/31 (a)(b)	5,354	5,597
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	3,141	3,318
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (a)(b)(c)	3,510	3,512
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1515% 8/15/46 (b)	1,650	1,734
Series 2013-C7 Class A4, 2.918% 2/15/46	7,556	7,782
Series 2014-C17 Class ASB, 3.477% 8/15/47	2,874	3,002
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,880	4,084
Series 2011-C3 Class AJ, 5.2155% 7/15/49 (a)(b)	1,809	1,814
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0259% 12/15/50 (b)(g)	91,080	4,579
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	3,400	3,502
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	2,027	2,004
Series 2020-LAB Class X, 0.4294% 10/10/42 (a)(b)(g)	91,771	3,258
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C27 Class A5, 3.451% 2/15/48	3,905	4,215
Series 2017-C41 Class ASB, 3.39% 11/15/50	500	542
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,355	3,591
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	2,942	3,014
Series 2013-C11 Class A5, 3.071% 3/15/45	5,961	6,150
Series 2013-C11 Class ASB, 2.63% 3/15/45	2,953	3,003
Series 2013-C12 Class A4, 3.198% 3/15/48	5,253	5,420
Series 2014-C25 Class A5, 3.631% 11/15/47	10,000	10,900
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $346,721)		355,092

Municipal Securities - 0.1%
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,609
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,967
TOTAL MUNICIPAL SECURITIES
(Cost $5,328)		5,576

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.25% 4/16/30 (Cost $3,598)	$3,615	$3,732

Bank Notes - 1.1%
BBVA U.S.A. 2.875% 6/29/22	9,407	9,650
Capital One NA 2.15% 9/6/22	1,811	1,851
CIT Bank NA 2.969% 9/27/25 (b)	6,740	7,060
Discover Bank 3.35% 2/6/23	7,000	7,326
RBS Citizens NA 2.65% 5/26/22	3,090	3,157
Truist Bank 2.75% 5/1/23	4,300	4,496
Wells Fargo Bank NA 3.55% 8/14/23	5,500	5,883
TOTAL BANK NOTES
(Cost $37,944)		39,423
	Shares	Value (000s)

Fixed-Income Funds - 0.0%
Fidelity Specialized High Income Central Fund (h)
(Cost $41)	411	41

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.03% (i)	24,808,397	24,813
Fidelity Securities Lending Cash Central Fund 0.03% (i)(j)	78,411,759	78,420
TOTAL MONEY MARKET FUNDS
(Cost $103,233)		103,233
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $3,732,445)		3,828,428
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(111,753)
NET ASSETS - 100%		$3,716,675

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	292	Sept. 2021	$36,165	$68	$68

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $627,852,000 or 16.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $261,000.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$24
Fidelity Securities Lending Cash Central Fund	100
Fidelity Specialized High Income Central Fund	645
Total	$769

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$16,900	$644	$17,412	$1,405	$(1,496)	$41	0.0%
Total	$16,900	$644	$17,412	$1,405	$(1,496)	$41

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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